MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 356,554	$ 296,564	$ 259,671
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	123,399	86,759	59,735
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	89,894	88,935	88,229
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	49,214	40,322	29,695
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42,024	36,373	38,592
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	22,973	20,749	22,880
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 29,050	$ 23,426	$ 20,540